Offerings	Sep. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Non-Qualified Stock Option Agreement (Inducement Award) Common Stock, $0.00001 par value per share
Amount Registered | shares	676,991
Proposed Maximum Offering Price per Unit	7.69
Maximum Aggregate Offering Price	$ 5,206,061
Fee Rate	0.01381%
Amount of Registration Fee	$ 718.96
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, $0.00001 par value per share (the “Common Stock”), which may become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)

Represents shares of the Registrant's Common Stock issuable upon the exercise of non-qualified stock options granted to three newly-hired employees pursuant to the Form of Non-Qualified Stock Option Agreement (Inducement Award) as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635(c)(4).

(3)

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock on the Nasdaq Global Market on August 26, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Unit Award Agreement (Inducement Award) Common Stock, $0.00001 par value per share
Amount Registered | shares	343,009
Proposed Maximum Offering Price per Unit	7.69
Maximum Aggregate Offering Price	$ 2,637,740
Fee Rate	0.01381%
Amount of Registration Fee	$ 364.28
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, $0.00001 par value per share (the “Common Stock”), which may become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(3)

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock on the Nasdaq Global Market on August 26, 2026.

(4)

Represents shares of the Registrant's Common Stock issuable upon the settlement of restricted stock units granted to three newly-hired employees pursuant to the Form of Restricted Stock Unit Award Agreement (Inducement Award), as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635(c)(4).